Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

On October 28, 2020 the Company has filed a registration statement (File No. 333-249690) with the Securities Exchange Commission for the offering, and the Company intends to file a further prospectus with respect to the offering. Maxim Group LLC will act as the lead underwriter for the offering.

NOTE 12 – SUBSEQUENT EVENTS

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a "Public Health Emergency of International Concern." On January 31, 2020, U.S. Health and Human Services Secretary Alex M. Azar II declared a public health emergency for the United States to aid the U.S. healthcare community in responding to COVID-19, and on March 11, 2020 the World Health Organization characterized the outbreak as a "pandemic". A significant outbreak of COVID-19 and other infectious diseases could result in a widespread health crisis that could adversely affect the economies and financial markets worldwide, as well as our business and operations. The extent to which COVID-19 impacts our business and results of operations will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others. If the disruptions posed by COVID-19 or other matters of global concern continue for an extensive period of time, our business and results of operations may be materially adversely affected.

On January 3, 2020 Dinar Zuz provided an additional amount of $300 to the Company which was be provided in a form of the Optima Convertible Note pursuant to a securities purchase agreement between the Company and Optima, dated July 30, 2019. Additionally, on January 3, 2020, the Company issued 100,000 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $300.

On January 9, 2020, the Company issued 40,000 shares of its Common Stock pursuant to a service Agreement between the Company and a service provider, dated June 3, 2019. The fair market value of the shares at the issuance date was $240.

On January 14, 2020, the Company issued 66,334 shares of its Common Stock pursuant to a settlement of stock-based liabilities. The fair market value of the shares was $459.

On January 14, 2020, the Company issued 58,334 shares of Common Stock to employees. All shares were issued pursuant to the Company's Share and Options Incentive Enhancement Plan (2016). The Company has estimated the fair value of such shares at $332.

On January 24, 2020, the Company received a Corrected Notice of Hearing regarding Qualtel SA de CV, a Mexican Company vs Next Communications, Inc. for a "Plaintiff's Motion for Order to Show Cause and/or for Contempt as to Non-Party, Cuentas, Inc." The Company retained a counsel and will vigorously defend its position.

On February 7, 2020 Dinar Zuz provided an additional amount of $450 to the Company which was be provided in a form of the Dinar Zuz Convertible Note pursuant to a securities purchase agreement between the Company and Dinar Zuz, dated July 30, 2019.

On February 13, 2020, the Company completed the payments in accordance with the SVS Settlement Agreement and the case was dismissed.

On February 10, 2019, the Company issued 10,000 shares of its Common Stock pursuant to a securities purchase agreement between the Company and a private investor, dated October 25, 2018.

On March 3, 2020 the Company issued 1,157,478 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $700.